Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 11

Stock-Based Compensation

Stock-based compensation expense recognized in the condensed consolidated statements of earnings was $87 million and $91 million during the three months ended March 31, 2013 and 2012, respectively.  Stock-based compensation expense for the three months ended March 31, 2012 was allocated to AbbVie based on the portion of Abbott’s incentive stock program in which AbbVie employees participated.

Prior to separation, AbbVie employees participated in Abbott’s incentive stock program.  Adopted after the separation, the AbbVie Incentive Stock Program provides for the assumption of certain awards granted under Abbott’s incentive stock program and authorizes the grant of several different forms of benefits, including nonqualified stock options, RSAs, and RSUs.

In connection with the separation, employee stock options, RSAs and RSUs were adjusted and converted into new equity awards using a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the separation.  Upon the separation on January 1, 2013, holders of Abbott stock options, RSAs and RSUs generally received one AbbVie stock-based award for each Abbott stock-based award outstanding.   Converted awards retained the vesting schedule and expiration date of the original awards.

Stock Options

The expense related to stock options granted in the three months ended March 31, 2013 was based on the assumptions shown in the table below.

Risk-free interest rate	1.1%
Average life of options (years)	6.0
Volatility	32.63%
Dividend yield	4.3%
Fair value per stock option	$6.87

The following table summarizes AbbVie stock option activity for both AbbVie and Abbott employees for the three months ended March 31, 2013.

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted-average exercise price	Weighted- average remaining life (in years)	Aggregate intrinsic value
Outstanding at December 31, 2012	—	$—
Options converted on January 1, 2013	47,718	27.00
Granted	2,169	36.01
Exercised	(4,017)	26.42
Lapsed	(31)	19.87
Outstanding at March 31, 2013	45,839	27.49	4.1	$616
Exercisable at March 31, 2013	42,163	$27.12	3.7	$582

The aggregate intrinsic value in the table above represents the difference between the exercise price and the company’s closing stock price on the last day of trading for the period ended March 31, 2013.  The total intrinsic value of options exercised in the three months ended March 31, 2013 was $42 million.

As of March 31, 2013, $5 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over approximately the next two years.

RSAs & RSUs

The following table summarizes AbbVie RSA and RSU balances for both AbbVie and Abbott employees for the three months ended March 31, 2013.

(share units in thousands)	Share units	Weighted-average grant date fair value
Outstanding at December 31, 2012	—	$—
Awards converted on January 1, 2013	15,394	27.55
Granted	5,381	35.27
Vested	(7,134)	27.29
Lapsed	(76)	29.53
Outstanding at March 31, 2013	13,565	$30.74
Unvested shares at March 31, 2013	13,399	$30.78

The fair market value of restricted stock awards and units vested in the three months ended March 31, 2013 was $267 million.  As of March 31, 2013, $217 million of unrecognized compensation cost related to RSAs and RSUs is expected to be recognized as expense over approximately the next two years.

Note 10  Stock-Based Compensation

Prior to separation, AbbVie employees participated in Abbott's incentive stock program. In conjunction with the separation, the company adopted the AbbVie Incentive Stock Program, which provides for the assumption of certain awards granted under the Abbott incentive stock program and authorizes the grant of several different forms of benefits including nonqualified stock options, restricted stock awards (RSAs), and restricted stock units (RSUs). The AbbVie Incentive Stock Program initially reserved 100 million shares of common stock for issuance with respect to awards for participants. Subsequent to year-end, this reserve was reduced by approximately 7 million shares for stock option, RSA and RSU awards granted by AbbVie's Board of Directors.

The following disclosures represent the portion of Abbott's incentive stock program in which AbbVie employees participated. All awards granted under the program consisted of Abbott common shares. As such, all related equity account balances are reflected in Abbott's consolidated statements of stockholders' equity and have not been reflected in AbbVie's combined financial statements. AbbVie's combined statements of earnings reflects compensation expense for these stock-based awards associated with the portion of Abbott's incentive stock program in which AbbVie employees participated; accordingly, the amounts presented are not necessarily indicative of future performance and do not necessarily reflect the results that AbbVie would have experienced as an independent, publicly-traded company for the periods presented.

All equity award amounts presented below have not been converted to reflect the separation from Abbott. Upon the separation on January 1, 2013, holders of Abbott stock options, RSAs and RSUs generally received one AbbVie stock-based award for each Abbott stock-based award outstanding. The value of the combined Abbott and AbbVie stock-based awards after separation was designed to generally preserve the intrinsic value and the fair value of the award immediately prior to separation. The per share data presented in this Note has not been adjusted to reflect the impact of the separation.

Stock Compensation Expense

Stock compensation expense recognized in the combined statements of earnings was $187 million, $163 million and $167 million in 2012, 2011 and 2010, respectively. The related tax benefit recognized was $56 million, $48 million and $51 million in 2012, 2011 and 2010, respectively. More than half of stock-compensation expense was classified in SG&A, with the remainder classified in R&D and cost of products sold. Compensation costs capitalized in the combined balance sheets at December 31, 2012 and 2011 was not significant.

Compensation expense for stock-based awards is measured based on the fair value of the awards, as of the date the share-based awards are granted and adjusted to the estimated number of awards that are expected to vest. Forfeitures are estimated based on historical experience at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. Compensation cost for stock-based awards are amortized over their service period, which could be shorter than the vesting period if an employee is retirement eligible, with a charge to compensation expense. For stock-based awards granted to retirement-eligible employees, compensation expense is recognized immediately at the grant date because the employee is able to retain the award without continuing to provide service.

Stock Options

The exercise price for options granted is at least equal to 100 percent of the market value on the date of grant. Stock options typically have a contractual term of 10 years and generally vest in one-third increments over a three-year period except for options with a replacement feature. Pre-2005 options were granted with a replacement option feature. The terms and conditions of the replacement option are the same in all material respects as those applicable to the original grant. When the exercise price of an option with a replacement option feature is paid with the common shares held by the employee, a replacement option is granted for the number of shares used to make that payment. The closing price of the common share on the business day before the exercise is used to determine the number of shares required to exercise the related option and the exercise price of the replacement option. The replacement option is exercisable in full six months after the date of grant, and has a term expiring on the expiration date of the original option.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average assumptions used in estimating the fair value of stock options granted during each year, along with weighted-average grant-date fair values, were as follows.

years ended December 31	2012	2011	2010

Risk-free interest rate	1.2%	2.7%	2.9%
Average life of options (years)	6.0	6.0	6.0
Volatility	21.0%	21.0%	22.0%
Dividend yield	3.6%	4.1%	3.2%
Fair value per stock option	$6.80	$6.23	$9.24

The risk-free interest rate is based on the rates available at the time of the grant for zero-coupon U.S. government issues with a remaining term equal to the option's expected life. The average life of an option is based on both historical and projected exercise and lapsing data. Expected volatility is based on implied volatilities from traded options on Abbott's stock and historical volatility of Abbott's stock over the expected life of the option. Dividend yield is based on the option's exercise price and annual dividend rate at the time of grant.

The following table summarizes stock option activity for the year ended December 31, 2012 and stock option outstanding balances at December 31, 2012 under Abbott's Incentive Stock Programs for AbbVie employees.

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	25,783	$49.77	4.1
Granted	944	62.54
Exercised	(13,347)	49.62
Lapsed	(95)	53.88

Outstanding at December 31, 2012	13,285	$50.80	3.7	$196

Exercisable at December 31, 2012	12,329	$50.09	3.6	$190

The aggregate intrinsic value in the table above represents the difference between the exercise price and the closing stock price on the last day of trading of the year. The total intrinsic value of options exercised in 2012, 2011 and 2010 was $170 million, $31 million and $20 million, respectively.

As of December 31, 2012, $1 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over the next three years.

RSAs & RSUs

Restricted stock awards generally vest between three and five years. For restricted stock awards that vest over five years, no more than one-third of the award vests in any one year. RSUs vest over three years and upon vesting, the recipient receives one share of common stock for each vested restricted stock unit. The fair value of RSAs and RSUs is determined based on the number of shares granted and the quoted price of the common stock on the date of grant.

The following table summarizes RSAs and RSUs balances and activity under Abbott's Incentive Stock Programs for AbbVie employees.

(share units in thousands)	Share units	Weighted average grant date fair value

Nonvested shares December 31, 2011	4,710	$50.29
Granted	2,749	56.07
Vested	(2,164)	51.23
Lapsed	(251)	48.62

Nonvested shares December 31, 2012	5,044	$53.12

The fair market value of restricted stock awards and units vested in 2012, 2011 and 2010 was $123 million, $74 million and $53 million, respectively. As of December 31, 2012, $90 million of unrecognized compensation cost related to RSAs and RSUs is expected to be recognized as expense over the next three years.